INVESTMENTS, DEBT AND DERIVATIVES - Fair value (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
At amortized cost | Bank loans and bonds
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities, at fair value	$ 7,890	$ 7,887